GOODWILL (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Goodwill from acquisitions	[1]	$ 54,203	$ 24,346
inContact [Member]
Adjusted goodwill		$ 5,624	$ 3,799

[1]	Including adjustments of $5,624 and $(3,799), resulting from finalization of purchase price allocations with respect to 2018 and 2017, respectively.